Deferred charges, net	12 Months Ended
Dec. 31, 2021
Deferred Costs, Noncurrent [Abstract]
Deferred charges, net

5. Deferred charges, net

Deferred charges, net as of December 31, 2021 and 2020 consisted of the following:

Dry - docking Costs

As of January 1, 2020	$16,408
Additions	12,401
Amortization	(5,820)
Write – off	(38)
As of December 31, 2020	$22,951
Additions	23,704
Amortization	(9,004)
Write – off	(22)
As of December 31, 2021	$37,629

The Company follows the deferral method of accounting for dry-docking costs in accordance with accounting for planned major maintenance activities, whereby actual costs incurred are deferred and amortized on a straight-line basis over the period until the next scheduled dry-docking, which is generally five years. Any remaining unamortized balance from the previous dry-docking are written-off.